Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Carrying Amounts of Financial Assets and Liabilities

The following tables present information about PEMEX’s carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy, as of December 31, 2018 and 2017. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount								Fair value hierarchy
As of December 31, 2018 In thousands of pesos	FVTPL		FVOCI – debt instruments	FVOCI – equity instruments	Financial assets at amortized cost	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	22,382,277	—	—	—	—	Ps.	22,382,277	—	22,382,277	—	22,382,277
Equity instruments		—	—	245,440	—	—		245,440	—	245,440	—	245,440

Total	Ps.	22,382,277	—	245,440	—	—	Ps.	22,627,717
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	—	81,912,409	—	Ps.	81,912,409	—	—	—	—
Accounts receivable, net		—	—	—	167,139,778	—		167,139,778	—	—	—	—
Investments in joint ventures, associates and other		—	—	—	16,841,545	—		16,841,545	—	—	—	—
Long-term notes receivable		—	—	—	157,982,449	—		157,982,449	—	—	—	—

Total	Ps.	—	—	—	423,876,181	—	Ps.	423,876,181
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(15,895,245)	—	—	—	—	Ps.	(15,895,245)	—	(15,895,245)	—	(15,895,245)

Total	Ps.	(15,895,245)	—	—	—	—	Ps.	(15,895,245)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(149,842,712)	Ps.	(149,842,712)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(24,917,669)		(24,917,669)	—	—	—	—
Debt		—	—	—	—	(2,082,286,116)		(2,082,286,116)	—	(1,913,377,218)	—	(1,913,377,218)

Total	Ps.	—	—	—	—	(2,257,046,497)	Ps.	(2,257,046,497)

	Carrying amount								Fair value hierarchy
As of December 31, 2017 In thousands of pesos	FVTPL		Held-to-maturity	Loans and receivables	Available-for-sale	Other financial liabilities	Total carrying amount		Level 1	Level 2	Level 3	Total
Financial assets measured at fair value
Derivative financial instruments	Ps.	30,113,454	—	—	—	—	Ps.	30,113,454	—	30,113,454	—	30,113,454
Equity instruments		—	—	—	1,056,918	—		1,056,918	—	1,056,918	—	1,056,918

Total	Ps.	30,113,454	—	—	1,056,918	—	Ps.	31,170,372
Financial assets not measured at fair value
Cash and cash equivalents	Ps.	—	—	97,851,754	—	—	Ps.	97,851,754	—	—	—	—
Accounts receivable, net		—	—	168,123,028	—	—		168,123,028	—	—	—	—
Investments in joint ventures, associates and other		—	16,707,364	—	—	—		16,707,364	—	—	—	—
Long-term notes receivable		—	151,015,115	—	—	—		151,015,115	—	—	—	—

Total	Ps.	—	167,722,479	265,974,782	—	—	Ps.	433,697,261
Financial liabilities measured at fair value
Derivative financial instruments	Ps.	(17,745,979)	—	—	—	—	Ps.	(17,745,979)	—	(17,745,979)	—	(17,745,979)

Total	Ps.	(17,745,979)	—	—	—	—	Ps.	(17,745,979)
Financial liabilities not measured at fair value
Suppliers	Ps.	—	—	—	—	(139,955,378)	Ps.	(139,955,378)	—	—	—	—
Accounts and accrued expenses payable		—	—	—	—	(23,211,401)		(23,211,401)	—	—	—	—
Debt		—	—	—	—	(2,037,875,071)		(2,037,875,071)	—	(2,153,383,220)	—	(2,153,383,220)

Total	Ps.	—	—	—	—	(2,201,041,850)	Ps.	(2,201,041,850)

Summary of Monetary Assets and Liabilities Denominated In Foreign Currency

As of December 31, 2018 and 2017, PEMEX had monetary assets and liabilities denominated in foreign currency as indicated below:

	As of December 31, 2018
	Foreing currency
	Asset	Liability	Net Asset (Liability)	Exchange rate		Equivalent in Mexican Pesos
U.S. dollar	8,458,532	80,583,838	(72,125,306)	19.	6829		(1,419,635,185)
Euro	14,459	15,714,542	(15,700,083)	22.	5054		(353,336,648)
Pounds sterling	—	816,469	(816,469)	25.	0878		(20,483,411)
Japanese yen	—	467,077,295	(467,077,295)	0.	1793		(83,746,959)
Swiss francs	—	2,843,298	(2,843,298)	19.	9762		(56,798,290)

Total						Ps.	(1,934,000,493)

	As of December 31, 2017
	Foreing currency
	Asset	Liability	Net Asset (Liability)	Exchange rate		Equivalent in Mexican Pesos
U.S. dollar	12,942,402	79,871,378	(66,928,976)	19.	7867		(1,324,303,569)
Euro	701,619	13,988,051	(13,286,432)	23.	7549		(315,617,864)
Pounds sterling	—	870,661	(870,661)	26.	7724		(23,309,685)
Japanese yen	—	341,603,010	(341,603,010)	0.	1757		(60,019,649)
Swiss francs	—	2,642,304	(2,642,304)	20.	2992		(53,636,657)

Total						Ps.	(1,776,887,424)